DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The following table summarizes the aggregate notional amounts of the company’s derivative positions as at December 31, 2025 and 2024:

(US$ MILLIONS)	December 31, 2025	December 31, 2024
Foreign exchange contracts	$—	$374
Cross currency swaps	150	112
Interest rate derivatives	4,373	4,156
	$4,523	$4,642
Total current	$1,958	$849
Total non-current	$2,565	$3,793
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2025 and the comparative notional amounts as at December 31, 2024, for derivatives that qualify for hedge accounting:

	2025			2024
(US$ MILLIONS)	< 1 Year	1-5 Years	Total notional amount	Total notional amount
Designated for hedge accounting
Foreign exchange contracts	$—	$—	$—	$374
Cross currency swaps	—	150	150	112
Interest rate derivatives	1,958	2,415	4,373	4,156
	$1,958	$2,565	$4,523	$4,642

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2025 and 2024. The notional amounts include both buy and sell contracts. There were no foreign exchange contracts held by the company as at December 31, 2025.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2025	2024	2025	2024
Foreign exchange contracts
Australian dollars	$—	$36	—	1.48
Brazilian real	—	338	—	5.62
	$—	$374
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2025 and the comparative notional amounts as at December 31, 2024, for derivatives that qualify for hedge accounting:

	2025			2024
(US$ MILLIONS)	< 1 Year	1-5 Years	Total notional amount	Total notional amount
Designated for hedge accounting
Foreign exchange contracts	$—	$—	$—	$374
Cross currency swaps	—	150	150	112
Interest rate derivatives	1,958	2,415	4,373	4,156
	$1,958	$2,565	$4,523	$4,642